Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Summary of Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following as of the dates presented:

(in thousands)	March 31, 2022	December 31, 2021
Deferred debt commitment costs	$—	$46,632
Deferred equity issuance costs	—	6,085
Deferred cost of sales	1,585	2,950
Other current assets	4,673	1,972

Prepaid expenses and other current assets	$6,258	$57,639

Prepaid expenses and other current assets consisted of the following as of the periods presented:

	December 31,
(in thousands)	2021	2020
Deferred debt commitment costs	$46,632	$—
Deferred equity issuance costs	6,085	—
Deferred cost of sales	2,950	3,573
Other current assets	1,972	1,643

Prepaid expenses and other current assets	$57,639	$5,216

Summary of Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following as of the periods presented:

	December 31,
(in thousands)	2021	2020
Current warrant and derivative liabilities (1)	$68,518	$—
Payroll-related accruals	5,771	1,834
Other current liabilities	1,847	797

Accrued expenses and other current liabilities	$76,136	$2,631

(1)	Refer to Note 6 “Warrants and Derivatives” for further discussion.

Summary of individual customers
The table below presents individual customers who accounted for more than 10% of the Company’s revenue for the periods presented:

	Three Months Ended March 31,
	2022	2021
Customer A	77%	37%
Customer B	1%	16%

Total	78%	53%

The table below presents individual customers who accounted for more than 10% of the Company’s accounts receivable, net of allowance for credit losses, as of the dates presented:

	March 31, 2022	December 31, 2021
Customer A	82%	14%
Customer B	6%	32%
Customer C	3%	13%
Customer D	2%	19%
Customer E	2%	10%

Total	95%	88%

The table below presents individual customers who accounted for more than 10% of the Company’s revenue for the periods presented:

	Year Ended December 31,
	2021	2020
Customer A	50%	22%
Customer B	6%	13%

Total	56%	35%

The table below presents individual customers who accounted for more than 10% of the Company’s accounts receivable, net of allowance for credit losses, as of the periods presented:

	December 31,
	2021	2020
Customer A	32%	9%
Customer B	19%	37%
Customer C	14%	15%
Customer D	13%	3%
Customer E	10%	9%

Total	88%	73%

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following as of the dates presented:

(in thousands)	March 31, 2022	December 31, 2021
Current warrant and derivative liabilities (1)	$—	$68,518
Payroll-related accruals	8,547	5,771
Current operating lease liabilities	834	—
Accrued interest	298	—
Other current liabilities	3,403	1,847

Accrued expenses and other current liabilities	$13,082	$76,136

(1)	Refer to Note 6 “Warrants and Derivatives” for further discussion.

Accounting Standards Update 2016-02 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Schedule of Net Impact of Adoption in Condensed Consolidated Balance Sheet
The net impact of the adoption to the condensed consolidated balance sheet was as follows:

(in thousands)	December 31, 2021	Lease Standard Adoption Adjustment	January 1, 2022
Assets
Other assets	$639	$6,550	$7,189
Liabilities
Accrued expenses and other current liabilities	76,136	166	76,302
Other liabilities	2,028	6,384	8,412